Financial instruments - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) basisPoint	Dec. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Deposits held with banks and debt investments at amortized cost and FVOCI	$ 2,682	$ 2,789
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	667	694
Gross carrying amount	$ 9,493	7,381
Bank loans
Disclosure of detailed information about financial instruments [line items]
Basis points changes in interest rate | basisPoint	0.0100
Bottom of range
Disclosure of detailed information about financial instruments [line items]
Past period term for assessing credit losses	12 months
Top of range
Disclosure of detailed information about financial instruments [line items]
Past period term for assessing credit losses	18 months
Loan receivables and commitments in the financial services segment
Disclosure of detailed information about financial instruments [line items]
Undrawn loan commitments	$ 753	205
Listed equity shares
Disclosure of detailed information about financial instruments [line items]
Gross carrying amount	$ 40	$ 19